Vessels and Equipment - Summary of Drydocking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Balance at the beginning of the year	$ 5,874	$ 3,369
Costs incurred for drydocking	362	69
Costs allocated to drydocking as part of acquisition of business	1,263	4,208
Drydock depreciation	(2,232)	(1,772)
Balance at the end of the year	$ 5,267	$ 5,874